Income Taxes - Income Tax Provision (Benefit) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Deferred:
Federal	$ (380)
Subtotal	(380)
Income tax provision (benefit)	$ (380)